Financial Instruments - Additional Information (Detail) - USD ($)			12 Months Ended
	Mar. 04, 2021	Feb. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets			$ 0	$ 0
Transfer between Level 1 and 2, liabilities			0	0
Net Proceeds from offering of shares	$ 69,000,000.0	$ 18,000,000.0
Jefferies LLC
Disclosure Of Financial Instruments [Line Items]
Net Proceeds from offering of shares			14,100,000
Proceeds available for sale under ATM Sales Agreement			$ 62,800,000	$ 42,300,000
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase on exchange rate of foreign currency			5.00%
Sensitivity rate used in reporting foreign currency risk			5.00%
Percentage of decrease on exchange rate of foreign currency			5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis			1.00%	1.00%	1.00%
Increase in pre-tax loss			$ 308,573	$ 194,378	$ 151,896
Historical Volatility for Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of historical volatility used				89.84%
Historical Volatility for Shares Measurement Input | Level 3
Disclosure Of Financial Instruments [Line Items]
Historical volatility			160.30%
Market Bond Yield Curve and Risk Free Rate Premium | Discount Rate Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine				15.00%